Risk management - Forborne loans roll forward (Details) - Credit risk - Forborne loan portfolio € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	28.00%
Changes in the portfolio
Beginning balance	€ 23,430
Refinancing and restructuring of the period	8,351
Memorandum item: Impact recorded in the income statement for the period	2,249
Debt repayment	(5,449)
Foreclosure	(293)
Derecognized from the consolidated balance sheet	(1,314)
Other changes	(3,728)
Balance at end of year	€ 20,997
With property collateral
Forborne Loan Portfolio
Percentage of loans secured	52.00%
Performing
Forborne Loan Portfolio
Credit exposure, percentage of total loans	49.00%
Nonperforming
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	43.00%